UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                       36
and
THE INVESTMENT COMPANY ACT OF 1940                                            21


Valley Forge Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr.  Wayne, PA  19087
(Address of Principal Executive Offices)

610-688-6839
(Registrants Telephone Number)

Bernard B. Klawans  1375 Anthony Wayne Dr  Wayne PA. 19087
(Name and Address of Agent for Service)


App. Date of Proposed Public Offering: on 03/04/96 pursuant to rule 485 paragraph (b) POS



Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee

                    None being requested at this time.

                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Condensed Financial Information
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                             VALLEY FORGE FUND, INC.
                                WAYNE,  PA. 19481
                                   610-688-6939
                                   800-548-1942


PROSPECTUS                                                       MARCH 4, 1997



                        THE FUND & INVESTMENT OBJECTIVE

Valley Forge Fund, Inc. ("the Fund") is an open-end non-diversified management investment company that seeks capital appreciation through investment in common stock and securities convertible into common stocks during what the Adviser con-siders to be periods of rising common stock prices. However, the Fund will in-vest in short temporarily in short term debt securities to defend capital during what it considers to be periods of falling common stock prices. Curent income from common stock investments will be a subordinate consideration.




                              FUND SHARE PURCHASE

Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.



                            ADDITIONAL  INFORMATION

This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated March 4, 1997 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling either of the telephone numbers shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

FUND EXPENSES
All expenses and fees that a shareholder of the Valley Forge Fund will incur are identified below. The actual numbers are for the fiscal year 1996.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption or Exchange Fees                       None
             IRA Trustee Fees                                  None

                       Annual Fund Operating Expenses:
             Management and Advisory Expenses                  1.0%
             12b-1 Fees                                        None
             Other Expenses                                    0.4%
                                 Total Operating Expenses      1.4%

The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-directly. It illustrates the expenses paid on a $1,000 investment over vari-ous time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representa-tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $14           $44          $78            $177


CONDENSED FINANCIAL INFORMATION
Selected per share and ratios to average net assets data over the past five years have been calculated using the weighted average number of shares outstand-ing for the respective periods.
                                            Years  Ended December 31
                                  1996      1995      1994      1993      1992

Net asset value Jan. 1st         $9.48     $ 9.41    $ 9.51    $ 9.00    $ 8.48

Investment operations income
Net investment income               .32       .33       .19       .15       .26
Realized & unrealized cap gains     .27       .67       .39      1.39       .53
                                 -----------------------------------------------
Investment operations totals      10.07     10.41     10.09     10.54      9.27
Less dividend distributions
From net investment income         (.31)     (.33)     (.20)     (.15)     (.26)
From capital gains                 (.40)     (.60)     (.48)     (.88)     (.01)
                                ------------------------------------------------
Net asset value Dec. 31st        $9.36     $ 9.48    $ 9.41     $ 9.51   $ 9.00
                                ________________________________________________
                                ------------------------------------------------

Total return                      6.22%     10.63%     6.10%     17.11%    9.32%

Net assets Dec. 31st (in 000's) $11,423    $11,151   $10,725    $10,049  $ 7,420
                                ________________________________________________
                                ------------------------------------------------
Ratios to Average Net Assets:
 Expenses                          1.4%       1.3%      1.4%       1.4%     1.4%
 Net investment income             3.2%       3.2%      1.8%       1.4%     2.9%

Portfolio Turnover                42.2%      15.7%     53.7%      22.3%    22.3%

THE FUND
VALLEY FORGE FUND, INC. (also referred to as the "Fund") was incorporated in Delaware on June 1, 1971. It became a Pennsylvania corporation via domestica-tion on August 11, 1988. The Fund's registered office is in Wayne, Pa.; mail may be addressed to Box 262, Valley Forge, Pa. 19481.


OBJECTIVES AND POLICES
Objective: The Fund's objective is capital appreciation through investment in common stock and securities convertible into common stocks. Purchases of issues listed primarily on the New York Stock Exchange will be recommended by the Ad-viser whenever he believes that a period of rising common stocks for at least three months is imminent.

Contraily, the Adviser will recommend purchase, sometimes for extended periods, of readily marketable commercial paper with a rating of A2-P2 or higher when-ever he believes that a period of falling common stock prices exists. These in-vestment decisions made by the Adviser to defend capital may reduce shareholder potential profits in extended periods of rising common stock prices. The Fund was 63% in commercial paper and money markets at the end of 1996.

It must be realized, as is true of almost all securities, there can be no assur-ance that the Fund will obtain its ongoing objective of capital appreciation.

Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry, as well as technical market considerations.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations. Turnover of the Fund's portfolio securities in 1996 amounted to 42%, in 1995 amounted to 16% and in 1994 amounted to 54%.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, no more than 30% of the Fund's profits may be derived from sales of se-curities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one indus-try.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


INVESTMENT ADVISOR
The Valley Forge Management Corp. is a Pennsylvania corporation that acts as an Investment Advisor to the Fund. Mr. Bernard Klawans is the sole owner, director and officer of the Investment Advisor and is also president of the Fund.

On July 19, 1978 the shareholders of the Fund approved a management and advisory contract with the Valley Forge Management Corp. which was unanimously renewed by the Directors August 20, 1996. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must al-so be approved by a majority of the directors of the Fund who are neither par-ties to the agreement nor interested persons as defined in the Investment Com-pany Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, the Valley Forge Management Corp. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the in-vestment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Advisor would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first 10 million in averaged assets and 1.5% of the next 20 million. These ratios esta-blished by the Board of Directors in 1984 because they are believed to meet the most restrictive state requirements. The total expenses of the Fund were 1.4% of its averaged assets for the year 1996.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Advisor. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges. It received $114,409 in man-agement fees in 1996, $108,983 in 1995 and $107,565 in 1994.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address             Position            Principal Occupation Past 5 Yrs

Bernard B. Klawans       President                 President
1375 Anthony Wayne Dr.   Interested Director       Valley Forge Fund, Inc.
Wayne, PA.                                         Valley Forge, PA.

Dr. Gerd H. Dahl         Secretary                 Director Ag. Chem Research
679 Jefferson Rd.        Interested Director       Elf Atochem
Bryn Mawr, PA.                                     Philadelphia, PA.

Victor J. Belanger       Non-Interested            VP & Chief Ops Officer
P.O. Box #96,            Director                  Linearizer Technologies Inc.
Princeton Jct., NJ.                                Robbinsville, NJ.

Dr. James P. King        Non-Interested            President
904 Breezwood Lane       Director                  Desilube Technology Inc.
Lansdale, PA.                                      Lansdale, PA.

Dr. Lawrence C. Miller   Non-Interested            Dr. of Dental Medicine
13 Manor Road            Director                  Paoli, PA.
Paoli, PA.

Dr. Thomas A. Fosnocht   Non-Interested            Dr. of Dental Surgery
737 Hillview Rd.         Director                  Paoli, PA.
Malvern, PA.

William A. Texter        Non-Interested            Manager Corp. Nuclear Quality
9 Charter Oak Dr.        Director                  PECO Energy Co.
Newtown Sq., PA.                                   Philadelphia, PA.

Nancy W. Klawans         Treasurer                 Treasurer
1375 Anthony Wayne Dr.   Wife of President         Valley Forge Fund, Inc.
Wayne, PA.                                         Valley Forge, PA.

A total of $4,158 has been paid in 1996 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate its officers and directors that are affiliated with the Invest-ment Advisor except as they may benefit through payment of the Advisory fee (see pg. 5).


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


PURCHASE OF SHARES -REINVESTMENTS

The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid on demand or applied to the next transaction according to shareholder instruc-tions. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole Shares: Only whole shares may be purchased from the Fund. No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no fee to open and no annual fee charged to maintain a Valley Forge Fund IRA. All IRA's may be revoked within 7 days of their establishment with no penalty.


PRICING OF SHARES

The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 61 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value as determined in good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after no-tice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal in-come tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Fund will place all orders for purchase and sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of exe-cution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. In its most recently completed year, 1996, the

Fund paid $17,324 in brokerage commissions. Brokerage comissions were $14,717 in 1995 and $26,817 in 1994. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an In-vestment Advisor to provide investment advice. (See Investment Advisor, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.


AUDITORS
Landsburg, Platt, Reschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore and Dalton has no direct or indirect finan-cial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on page one of this Pro-spectus.

                          SHARE PURCHASE APPLICATION

A)  Please fill out one of the following four types of accounts:

1) Individual Accounts  ****

   ______________________  __  ____________________      ______________________
           First Name      MI       Last Name            Social Security Number

2) Joint Accounts     ****

   ______________________  __  ____________________      ______________________
          First Name       MI        Last Name           Social Security Number

   ______________________  __  _____________________    _______________________
          First Name       MI        Last Name           Social Security Number

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ____________________      ______________________
     Minor's First Name    MI    Minor's Last Name                Minor's
                                                         Social Security Number
4) All Other Accounts  ****

       ___________________________________________   __________________________
                      Name of account.                Tax Identification Number

       ___________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street ___________________________________________________

             City__________________________  St____  Zip________________________


Citizen of____________________  Home Phone_____________  Bus Phone______________



Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:      Valley Forge Fund, Inc.

     Amount of Investment  $______________ (Minimum initial purchase $1,000)

     Dividend Direction:  Reinvest all distributions____  Pay in Cash____


   All applications are accepted in Pennsylvania and under Pennsylvania laws.

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penality  of perjury, I certify  that the  information provided on this form is true, correct and complete.

Signature ___________________________________       Date _______________________

       INVESTMENT ADVISER                               PROSPECTUS
  VALLEY FORGE MANAGEMENT CORP.                  VALLEY FORGE FUND, INC.
    1375 Anthony Wayne Drive                            PO Box 262
        Wayne, Pa. 19087                             Wayne, Pa. 19481

                                                       610-688-6839
                                                       800-548-1942

                                                      March 4,  1997
      TABLE OF CONTENTS

Fund Expenses .................... 2
Condensed Financial Information .. 2
The Fund ......................... 3
Objective & Policies
  Objective ...................... 3       The  Fund  seeks capital  apprecia-
  Investment Policies ............ 3       tion through  investment  in common
  Portfolio Turnover Policy ...... 3       stocks and  securities  convertible
  Nondiversification Policy ...... 3       into common stocks  during what the
Tax Status ....................... 3       Adviser considers  to be periods of
Investment Restrictions .......... 4       rising  common stock  prices.  How-
Investment Advisor ............... 5       ever, the Fund will  invest tempor-
Officers & Directors of the FUND . 6       arily  in short term  debt  securi-
Capitalization                             ties to defend capital  during what
  Description of Common Stock .... 6       it considers to be periods of fall-
  Voting Rights .................. 6       ing  common stock  prices.  Current
Purchase of Shares - Reinvestment          income  from  common stock  invest-
  Initial Investments ............ 6       ments is  a subordinate  considera-
  Subsequent Purchases ........... 7       tion.
  Reinvestments .................. 7
  Whole Shares ................... 7
Retirement Plans
  IRA ............................ 7
Pricing of Shares ................ 7
Redemption of Shares ............. 8
Brokerage ........................ 8
Management of the Fund ........... 8
Custodian & Transfer Agent ....... 9
Reports to Shareholders .......... 9
Auditors ......................... 9
Litigation ....................... 9
Additional Information ........... 9
Share Purchase Application ...... 10

                             VALLEY FORGE FUND,  INC.
                             1375 Anthony Wayne Drive
                                 Wayne, PA   19087
                                   610-688-6839
                                   800-548-1942



                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 4,  1997


This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated March 15, 1996. To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS

          The Fund ................................................2
          Objectives & Policies ...................................2
               Objectives .........................................2
               Security Selection Criteria ........................2
               Portfolio Turnover Policy ..........................2
               Nondiversification Policy ..........................3
          Tax Status ..............................................3
          Investment Restrictions .................................3
          Investment Advisor ......................................4
          Officers and Directors of the Fund.......................4
          Purchase of Shares - Reinvestment .......................6
                  Initial Investments .............................6
                  Subsequent Purchases ............................6
                  Reinvestments ...................................6
                  Whole Shares ....................................6
          Retirement Plans ........................................6
                  IRA .............................................6
          Redemption of Shares ....................................7
          Brokerage ...............................................7
          Auditor's Report ........................................8
          Portfolio of Investments ................................9
          Statement of Assets & Liabilities ......................10
          Satement of Changes in Net Assets ......................11
          Notes to Financial Statements ..........................11
          Condensed Per Share Financial Information ..............12

THE FUND
VALLEY FORGE FUND, INC. (also referred to as the "Fund") was incorporated in Delaware on June 1, 1971. It became a Pennsylvania corporation via domestica-tion on August 11, 1988. The Fund's registered office is in Wayne, Pa.; mail may be addressed to Box 262, Valley Forge, Pa. 19481.


OBJECTIVES AND POLICES
Objective: The Fund's objective is capital appreciation through investment in common stock and securities convertible into common stocks. Purchases of issues listed primarily on the New York Stock Exchange will be recommended by the Ad-viser whenever he believes that a period of rising common stocks for at least three months is imminent.

Contraily, the Adviser will recommend purchase, sometimes for extended periods, of readily marketable commercial paper with a rating of A2-P2 or higher when-ever he believes that a period of falling common stock prices exists. These in-vestment decisions made by the Adviser to defend capital may reduce shareholder potential profits in extended periods of rising common stock prices. The Fund was 63% in commercial paper and money markets at the end of 1996.

It must be realized, as is true of almost all securities, there can be no assur-ance that the Fund will obtain its ongoing objective of capital appreciation.

Security Selection Criteria: To the extent feasible, the Fund will endeavor to emphasize fundamental corporate considerations related to the prospects of the issuer and its industry, as well as technical market considerations.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations. Turnover of the Fund's portfolio securities in 1996 amounted to 42%, in 1995 amounted to 16% and in 1994 amounted to 54%.

Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, no more than 30% of the Fund's profits may be derived from sales of se-curities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1997 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders or by purchases with no more than 10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one indus-try.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Advisor owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.

(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


INVESTMENT ADVISOR
The Valley Forge Management Corp. is a Pennsylvania corporation that acts as an Investment Advisor to the Fund. Mr. Bernard Klawans is the sole owner, director and officer of the Investment Advisor and is also president of the Fund.

On July 19, 1978 the shareholders of the Fund approved a management and advisory contract with the Valley Forge Management Corp. which was unanimously renewed by the Directors August 20, 1996. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must al-so be approved by a majority of the directors of the Fund who are neither par-ties to the agreement nor interested persons as defined in the Investment Com-pany Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, the Valley Forge Management Corp. will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the in-vestment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Advisor would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first 10 million in averaged assets and 1.5% of the next 20 million. These ratios esta-blished by the Board of Directors in 1984 because they are believed to meet the most restrictive state requirements. The total expenses of the Fund were 1.4% of its averaged assets for the year 1996.

Pursuant to its contract with the Fund, the Investment Advisor is required to render research, statistical, and Advisory services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Advisor. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Advisor has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges. It received $114,409 in man-agement fees in 1996, $108,983 in 1995 and $107,565 in 1994.

OFFICERS AND DIRECTORS
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:

Name and Address             Position            Principal Occupation Past 5 Yrs

Bernard B. Klawans       President                 President
1375 Anthony Wayne Dr.   Interested Director       Valley Forge Fund, Inc.
Wayne, PA.                                         Valley Forge, PA.

Dr. Gerd H. Dahl         Secretary                 Director Ag. Chem Research
679 Jefferson Rd.        Interested Director       Elf Atochem
Bryn Mawr, PA.                                     Philadelphia, PA.

Victor J. Belanger       Non-Interested            VP & Chief Ops Officer
P.O. Box #96,            Director                  Linearizer Technologies Inc.
Princeton Jct., NJ.                                Robbinsville, NJ.

Dr. James P. King        Non-Interested            President
904 Breezwood Lane       Director                  Desilube Technology Inc.
Lansdale, PA.                                      Lansdale, PA.

Dr. Lawrence C. Miller   Non-Interested            Dr. of Dental Medicine
13 Manor Road            Director                  Paoli, PA.
Paoli, PA.

Dr. Thomas A. Fosnocht   Non-Interested            Dr. of Dental Surgery
737 Hillview Rd.         Director                  Paoli, PA.
Malvern, PA.

William A. Texter        Non-Interested            Manager Corp. Nuclear Quality
9 Charter Oak Dr.        Director                  PECO Energy Co.
Newtown Sq., PA.                                   Philadelphia, PA.

Nancy W. Klawans         Treasurer                 Treasurer
1375 Anthony Wayne Dr.   Wife of President         Valley Forge Fund, Inc.
Wayne, PA.                                         Valley Forge, PA.

A total of $4,158 has been paid in 1996 to officers and directors of the Fund to compensate for travel expenses associated with their Fund duties. The Fund does not compensate officers & directors that are affiliated with the Investment Ad-visor except as they may benefit through payment of the Advisory fee (see pg 4).


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.

Re-Investments: The Fund will automatically retain and reinvest dividends and capital gains distributions in whole shares and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid on demand or applied to the next transaction according to shareholder instruc-tions. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole Shares: Only whole shares may be purchased from the Fund. No fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no fee to open and no annual fee charged to maintain a Valley Forge Fund IRA. All IRA's may be revoked within 7 days of their establishment with no penalty.


REDEMPTION OF SHARES
The Fund will redeem all or  any part of the shares of any shareholder  who ten-

<PAGE
ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after no-tice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal in-come tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Fund will place all orders for purchase and sale of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. He may select brokers who, in addition to meeting primary requirements of exe-cution and price, may furnish statistical or other factual information and ser-vices, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of as-sistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. In its most recently completed year, 1996, the Fund paid $17,324 in brokerage commissions. Brokerage comissions were $14,717 in 1995 and $26,817 in 1994. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070



                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors
Valley Forge Fund, Inc.
Valley Forge, Pennsylvania

We have audited the accompanying statement of assets and liabilities of Valley Forge Fund, Inc., including the portfolio of investments in securities as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and selected per share data and ratios are the responsibility of the Fund's management. Our re-sponsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing stand-ards. Those standards require that we plan and perform the audit to obtain re-asonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Dec-ember 31, 1996, verified by examination and by correspondence with brokers. An audit includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per share data and ra-tios referred to above present fairly, in all material respects, the financial position of Valley Forge Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



Landsburg Platt Raschiatore & Dalton
Philadelphia, Pennsylvania
January 31, 1997

                                 VALLEY FORGE FUND, INC.
               SCHEDULE OF INVESTMENTS IN SECURITIES - DECEMBER 31, 1996


                                                  # Shares or
                                                   Princ Amt              Value
COMMON STOCKS:                       29.94%

 MISCELLANEOUS                        7.91%
  Harris Savings Bank                                 8,000         $    146,000
  Lucent Technologies                                 1,296               59,940
  Rubbermaid Inc.                                    16,000              364,000
  USF&G Corporation                                  16,000              334,000
                                                                     -----------
                                                                         903,940
                                                                     -----------
 PRECIOUS METALS                      6.77%
  Amax Gold, Inc.                                    32,000              204,000
  Homestake Mining                                   40,000              570,000
                                                                     -----------
                                                                         774,000
                                                                     -----------
RETAILERS                             5.49%
 Burlington Coat Factory                             13,300              172,900
 Supervalu Inc.                                      16,000              454,000
                                                                     -----------
                                                                         626,900
                                                                     -----------
SERVICE COMPANIES                     9.77%
 AT&T Corporation                                     4,000              174,000
 Browning-Ferris Industries                          16,000              420,000
 MCI Communications                                  16,000              522,000
                                                                     -----------
                                                                       1,116,000
                                                                     -----------
   TOTAL COMMON STOCKS         (Cost $3,801,035)                       3,420,840
                                                                     -----------


PREFERRED STOCKS:                     6.89%
 Battle Mountain Gold $3.25 cm Cv Pfd                 8,000              400,000
 Coeur Dalene Mines adj fed Cv Pfd                   12,000              210,000
 USX-US Steel Group 6.50% cm Cv Pfd                   4,000              177,500
                                                                     -----------
   TOTAL PREFERRED STOCKS      (COST $833,114)                           787,500
                                                                     -----------


SHORT TERM INVESTMENT:               62.87%
 Com Disco 5.70% due 02/20/97                     2,969,125            2,969,125
 Pacific Gas Transmission 5.50% due 01/21/97      2,971,584            2,971,584
 Royal Bank Gold Money Market 4.02%               1,243,715            1,243,715
                                                                     -----------
   TOTAL SHORT TERM INVESTMENT (Cost $7,184,424)                       7,184,424
                                                                     -----------
   TOTAL SECURITIES            (Cost $11,818,673)                    $11,131,171
                                                                     ___________
                                                                     -----------

    The accompanying notes are an integral part of these financial statements.

                            VALLEY FORGE FUND, INC.
               STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 1996

ASSETS: Investments in securities, at value (cost $11,818,673)      $11,392,764
  Receivable for dividends                                                4,137
  Receivable for interest                                                29,774
                                                                    ------------
                   TOTAL ASSETS                                     $11,426,675
                                                                    ------------

LIABILITIES: Residual cash                                          $     3,698
                                                                    ------------
                   TOTAL LIABILITIES                                      3,698
                                                                    ------------

COMMITMENTS & CONTINGENCIES                                                -

NET ASSETS: (equivalent to $9.36/sh based on 1,220,812 sh of cap-
  ital stock outstanding, 10 million authorized, $.001 par value)   $11,422,977
                                                                    ____________

COMPOSITION OF NET ASSETS: Shares of common stock                         1,221
  Paid in capital                                                    11,746,891
  Undistributed net income                                              100,774
  Net unrealized depreciation of investments                           (425,909)
                                                                    ------------
                   NET ASSETS, DECEMBER 31,1996                     $11,422,977
                                                                    ____________
                                                                    ------------

           STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME: Dividends                                        $    80,747
  Interest                                                              421,478
  Miscellaneous                                                           7,413
                                                                    ------------
                   Total investment income                              509,638
                                                                    ------------

EXPENSES: Audit                                                           3,200
  Bonding                                                                 1,361
  Computer service                                                        8,000
  Management fee                                                        114,409
  Officer & Director expenses                                             4,091
  Office & miscellaneous                                                 15,851
  Registration, filing fees & franchise taxes                             4,158
                                                                    ------------
                   Total expenses                                       151,070
                                                                    ------------

INVESTMENT INCOME - NET:                                            $   358,568
                                                                    ------------

NET REALIZED GAIN ON SECURITIES TRANSACTIONS:                           450,824
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS:                  (132,057)
                                                                    ------------
NET GAIN ON INVESTMENTS:                                            $   318,767
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:               $   677,335
                                                                    ____________
                                                                    ------------
   The accompanying notes are an integral part of these financial statements.
                                     -10-



                            VALLEY FORGE FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

                                                       1996             1995
                                                   ------------     ------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Investment income - net                           $   358,568      $   351,522
 Net realized gain on securities transactions          450,824          642,911
 Net change in unrealized (dep) app of investments    (132,057)         115,307
                                                   ------------     ------------
 Net inc in net assets resulting from operations       677,335        1,109,740
 Dist to shareholders from inv income - net           (353,336)        (355,473)
 Dist to shareholders from net realized gain on inv   (455,917)        (646,315)
 Net capital share transactions                        317,191          766,946
                                                     -----------    ------------
 Net increase in net assets                            272,466          425,143


NET ASSETS: Beginning of year                       11,150,511       10,725,368
                                                   ------------     ------------
 End of year                                       $11,422,977      $11,150,511
                                                   ____________     ____________
                                                   ------------     ------------


                           VALLEY FORGE FUND, INC.
          FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
   For a share outstanding throughout each fiscal year ending December 31st

                                  1996      1995      1994      1993      1992
                                 ------    ------    ------    ------   -------
Net asset value start of year    $ 9.48    $ 9.41    $ 9.51    $ 9.00    $ 8.48

Income from investment operations:
Net investment income               .32       .33       .19       .15       .26
Net realized & unrealized cap gains .27       .39      1.39       .53       .29
                                  ----------------------------------------------
Total from investment operations  10.07     10.41     10.09     10.54      9.27

Less distributions:
Dividends from net investment inc  (.31)     (.33)     (.20)     (.15)     (.26)
Distributions from capital gains   (.40)     (.60)     (.48)     (.88)     (.01)
                                  ----------------------------------------------
Net asset value end of year      $ 9.36    $ 9.48    $ 9.41     $ 9.51   $ 9.00
                                 _______________________________________________
                                 -----------------------------------------------

Total return                       6.22%    10.63%     6.10%     17.11%    9.32%

Net assets year end (in 000's)   $11,423   $11,151   $10,725    $10,049  $ 7,420

Ratios to Average Net Assets
 Expenses                           1.4%      1.3%      1.4%       1.4%     1.4%
 Net investment income              3.3%      3.2%      1.8%       1.4%     2.9%

Portfolio turnover rate            42.4%     15.7%     53.7%      22.3%    22.3%



   The accompanying notes are an integral part of these financial statements.

                            VALLEY FORGE FUND, INC.
              NOTES TO THE FINANCIAL STATEMENTS, DECEMBER 31, 1996


NOTE 1 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES Valley Forge Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in con-formity with generally accepted accounting principles.
The Fund values its securities, where market quotations are readily available, at market value based on the last recorded sales price as reported by the prin-cipal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short term investments are valued at cost, approximating market value. Amorti-zation of the discount on these holdings are reflected in accrued interest.
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore no federal income tax provi-sion is required.
The Fund intends to distribute to shareholders substantially all of its net in-vestment income and net realized and long-term capital gains at year end.

NOTE 2 CAPITAL SHARE TRANSACTIONS  Capital stock transactions were as follows:
                                               Years ended December 31,
                                            1995                   1996
                                     Shares      Amount     Shares      Amount
                                    -------- ------------ --------- ------------
Shares sold                          26,856  $   266,121    83,668  $   808,446
Shares issued in reinvestment of div 99,614      943,345    82,960      778,165
Shares redeemed                     (90,591)    (892,275) (121,966)  (1,182,227)
                                   --------- ------------ --------- ------------
Net increase                         35,879  $   317,191    44,662  $   404,384
                                   _________ ____________ _________ ____________
                                   --------- ------------ --------- ------------

NOTE 3 INVESTMENTS For the year ended December 31, 1996, purchases and sales of investment securities other than short-term investments aggregated $6,152,843 and $4,609,790 respectively. The gross unrealized appreciation for all securi-ties totaled $40,556 and the gross unrealized depreciation for all securities totaled $466,465 or a net unrealized depreciation of $425,909. The aggregate cost of securities for federal income tax purposes at December 31, 1996 was $11,818,673.

NOTE 4 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS The Fund has an investment advisory agreement with the Valley Forge Management Corp.,
(VFMC) whereby VFMC receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. For the year ended December 31, 1996 VFMC received $114,409.
Mr Bernard Klawans is the sole owner, director and officer of VFMC and is also president of the Fund. Mr. Klawans also receives $8,000 per year from the Fund for computer leasing.

NOTE 5 DISTRIBUTIONS TO SHAREHOLDERS On December 31, 1996, a distribution of $.71 per share aggregating $809,253 was paid to shareholders of record on Dec-ember 30, 1996 from net investment income ($.31 per share is treated as ordinary income and $.40 per share as distribution from capital gains).

                              FORM N-1A
                      PART C - OTHER INFORMATION



            Contents                                           Page #

1.  Financial Statements & Exhibits ............................. 1

2.  Control Persons ............................................. 1

3.  Number of Shareholders ...................................... 1

4.  Indemnification ............................................. 1

5.  Activities of Investment Advisor ............................ 1

6.  Principal Underwriters ...................................... 1

7.  Location of Accounts & Records .............................. 1

8.  Management Services ......................................... 1

9.  Distribution Expenses ....................................... 1

10. Undertakings ................................................ 1

11. Auditor's Consent ........................................... 2

12. Signatures .................................................. 3



Exhibits

  Reimbursement Agreements - Officers/Directors ................ 10 ii

1. a. Financial Statements - Condensed financial information on a per share basis is presented in Part A for 1996. All other financial statements are presented in Part B. These include:
     STATEMENT OF ASSETS & LIABILITIES - DECEMBER 31, 1996
     STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
     Year ended Dec. 31, 1995 incorporated by reference to Amendment 35 STATEMENT OF CHANGES IN NET ASSETS FOR THE YEARS ENDED DEC. 31, 1996 & 1995 NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1996
     SCHEDUAL OF INVESTMENTS IN SECURITIES DECEMBER 31, 1996
   b. Exhibits
       (3.i)    Articles of Incorporation
       (3.ii)   By-Laws
       (10.i)   Investment Advisory Contract
       (10.ii)   Reimbursement Agreements with Officers and/or Directors
       (99.1)   Opinion of Counsel Concerning Fund Securities
   All exhibits are incorporated by reference to post-effective amendment no. 25 of the Securities Act of 1933 except exhibit (10.ii) which is attached.

2. Control Persons - Not applicable

3. Number of Shareholders - There were 1156 shareholders of the Valley Forge Fund, Inc. as of December 31, 1996.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers & controlling persons of the registrant, the registrant has been advised that, in the o-pinion of the Securities and Exchange Commission, such indemnification is a-gainst public policy as expressed in the Act and is, therefore, unenforce-able. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, of-ficer or controlling person in connection with the securities being register-ed, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jur-isdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Advisor - The Valley Forge Management Corporation's activity at the present time is performance on its Investment Advisory Con-tract currently effective with the Valley Forge Fund, Inc. Mr. Bernard Kla-wans, owner of the Investment Adviser, is also president of the Bookkeeper Corporation, Wayne, PA. that leases and sells turnkey hardware/software com-puter systems and owner of the Raven Motel in Media, PA.

6. Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at corporate head-quarters - 1375 Anthony Wayne Drive, Wayne, Pa. 19087 - with the exception of security certificates that are in a safe deposit box at the Royal Bank of Pennsylvania, DeKalb Pike, King of Prussia, PA.

8. Not applicable

9. Distribution Expenses - The fund currently bears no distribution expenses.

10. Not applicable

                                            Landsburg Platt Raschiatore & Dalton
                                            Certified Public Accountants
                                            117 S. 17th St. 13th Fl.
                                            Philadelphia, PA. 19103
                                            215-561-6633




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Valley Forge Fund, Inc. of our report dated January 31, 1997 on our examination of the Financial Statements of such Company. We also consent to the reference to our firm in such Post-Effective A-mendment.




      Landsburg Platt Raschiatore & Dalton (Signature)
      March 4, 1997

     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, the VALLEY FORGE FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 4th day of March, 1997.


                                                  VALLEY FORGE FUND, INC.


                                                  Bernard B. Klawans,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director              03-04-97

Gerd H. Dahl               Secretary and Director                   03-04-97

Nancy W. Klawans           Treasurer                                03-04-97

Victor J. Belanger         Director                                 03-04-97

Dr. Thomas A. Fosnocht     Director                                 03-04-97

Dr. James P. King          Director                                 03-04-97

Dr. Lawrence C. Miller     Director                                 03-04-97

William A. Texter          Director                                 03-04-97